Material Accounting Policies - Schedule of Classification and Measurements of Financial Assets and Liabilities (Details)	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [Member]
Schedule of Classification and Measurements of Financial Assets and Liabilities [Line Items]
Classification	Amortized cost
Measurement	Amortized cost
Restricted cash [Member]
Schedule of Classification and Measurements of Financial Assets and Liabilities [Line Items]
Classification	Amortized cost
Measurement	Amortized cost
Other receivables [Member]
Schedule of Classification and Measurements of Financial Assets and Liabilities [Line Items]
Classification	Amortized cost
Measurement	Amortized cost
Loan receivable [Member]
Schedule of Classification and Measurements of Financial Assets and Liabilities [Line Items]
Classification	Amortized cost
Measurement	Amortized cost
Investment in Psyence Labs Ltd [Member]
Schedule of Classification and Measurements of Financial Assets and Liabilities [Line Items]
Classification	FVTPL
Measurement	Fair value
Accounts payable and accrued liabilities [Member]
Schedule of Classification and Measurements of Financial Assets and Liabilities [Line Items]
Classification	Amortized cost
Measurement	Amortized cost
Derivative warrant liability [Member]
Schedule of Classification and Measurements of Financial Assets and Liabilities [Line Items]
Classification	FVTPL
Measurement	Fair value